Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 3,163.6	$ 2,138.9	$ 1,470.7
Tax at statutory federal rate	664.4	748.6	514.8
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	76.3	52.4	62.2
Stock-based compensation	(25.1)	(25.1)	0.0
Tax-deductible dividends	(14.6)	(9.7)	(6.1)
Dividends received deduction	(9.7)	(20.7)	(22.6)
Exempt interest income	(5.9)	(16.9)	(15.7)
Nondeductible compensation expense	(0.2)	10.1	0.5
Net deferred tax liability revaluation	0.0	(99.5)	0.0
State income taxes, net of federal taxes	12.2	6.0	6.6
Other items, net	(2.2)	0.4	(1.8)
Total income tax provision	$ 542.6	$ 540.8	$ 413.5
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at statutory federal rate	21.00%	35.00%	35.00%
Tax credits	(2.00%)	(2.00%)	(4.00%)
Stock-based compensation	(1.00%)	(1.00%)	0.00%
Tax-deductible dividends	(1.00%)	(0.00%)	(0.00%)
Dividends received deduction	(0.00%)	(1.00%)	(2.00%)
Exempt interest income	(0.00%)	(1.00%)	(1.00%)
Nondeductible compensation expense	0.00%	0.00%	0.00%
Net deferred tax liability revaluation	0.00%	(5.00%)	0.00%
State income taxes, net of federal taxes	0.00%	0.00%	0.00%
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	17.00%	25.00%	28.00%